Goodwill - Gross Amount and Accumulated Impairment Loss (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Gross amount	$ 3,274,964	$ 1,549,436
Accumulated impairment losses	(4,012)	(4,012)
Goodwill, net	3,270,952	1,545,424	$ 1,547,397
Issuer Solutions
Goodwill [Line Items]
Gross amount	96,733	99,877
Accumulated impairment losses	(1,787)	(1,787)
Goodwill, net	94,946	98,090	100,690
Merchant Solutions
Goodwill [Line Items]
Gross amount	2,144,061	415,973
Accumulated impairment losses	(2,225)	(2,225)
Goodwill, net	2,141,836	413,748	413,748
Netspend
Goodwill [Line Items]
Gross amount	1,034,170	1,033,586
Goodwill, net	$ 1,034,170	$ 1,033,586	$ 1,032,959